Note 12 - Derivatives and Fair Value Disclosures (Details) - Fair Value of Assets and Liabilities Measured on a Recurring Basis - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Total	$ (851,298)	$ (2,456,663)
Foreign Exchange Forward [Member]
Liabilities:
Interest Rate Swap Agreements		(583,368)
Interest Rate Swap [Member]
Liabilities:
Interest Rate Swap Agreements	(978,853)	(1,873,295)
Assets/(Liabilities):
Interest Rate Swap Agreements	127,555
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total	(851,298)	(2,456,663)
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Liabilities:
Interest Rate Swap Agreements		(583,368)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Liabilities:
Interest Rate Swap Agreements	(978,853)	$ (1,873,295)
Assets/(Liabilities):
Interest Rate Swap Agreements	$ 127,555